ACCOUNTS RECEIVABLE NET (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
ACCOUNTS RECEIVABLE NET
Beginning balance	$ 169,330	$ 598,993
Reversal	0	(413,669)
Addition	4,510	0
Exchange rate difference	(3,930)	(15,994)
Ending balance	$ 169,910	$ 169,330